UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Foreign Value Fund

55 Old Bedford Road

Lincoln, MA 01773

Elizabeth A. Watson, General Counsel

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2005 – JUNE 30, 2006

Vote Summary Report
July 1, 2005-June 30, 2006
Quant Foreign Value Fund

Security	FKI PLC	Meeting Type	Annual General Meeting
Ticker	FKI LN	Meeting Date	20-Jul-2005
ISIN/CUSIP	GB0003294591
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Approve and adopt the Director’s report and the financial statements for the Y E 31 MAR 2005	Management	For	For
2.	Approve the remuneration report for the YE 31 MAR 2005	Management	For	For

3.

Approve the FKI 2005 Long-Term Incentive Plan and the FKI 2005
Deferred Bonus Plan the; and authorize the Directors of the
Company to do all such acts and t hings as they may consider necessary or expedient to carry the LTIP and DBP in to effect and secure Inland Revenue to schedule 1 of the LTIP; and to vote and be counted in the quorum, an any matter connected with the LTIP and DBP, notw ithstanding that they may be interested in the same and the provisions of the Articles of Association of the
Company be relaxed accordingly to that extent except that no director may be counted in a quorum or vote in respect of his o wn participation

		Management	For	For
4.	Declare a final dividend for the YE 31 MAR 2005 which the Directors recommend should be 3.0p per ordinary share	Management	For	For
5.	Re-appoint Mr. G. Page as a Director	Management	For	For
6.	Re-appoint Mr. P Heiden as a Director	Management	For	For
7.	Re-appoint Mr. C. Clark as a Director	Management	For	For
8.	Re-appoint Ernst & Young LLP as the Auditors of the Company	Management	For	For
9.	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
10.

Authorize the Directors, pursuant to Section 80 of the Companies
Act 1985 the Act , to exercise all the powers of the Company to allot relevant securities of the Company Section 80(2) of the Act up to an aggregate nominal amount of GBP 16,300,000; Authority expires the earlier of the conclusion of the next AGM of the
Company or 15 months ; and the Company may before such
expiry make an offer, agreement or other arrangement which
would or might require relevant securities to be allotted after such expiry and the Directors of the Company may allot relevant
securities pursuant to any such offer, agreement or arrange ment as if the authority hereby conferred had not expired

		Management	For	For
S.11	Grant authority to allot equity or equity linked securities without pre-emptio n rights up to an aggregate nominal amount of GBP 2,900,000	Management	For	For
S.12	Authorize the Company to purchase 29,000,000 ordinary shares for market purcha se	Management	For	For

Security	IMPALA PLATINUM HLDGS LTD	Meeting Type	Annual General Meeting
Ticker	IMP SJ	Meeting Date	19-Oct-2005
ISIN/CUSIP	ZAE000003554
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.1	Re-elect Mr. D.H. Brown as a Director	Management	For	For
1.2	Re-elect Mr. M.V. Mennell as a Director	Management	For	For
1.3	Re-elect Mr. T.V. Mokgatha as a Director	Management	For	For

1.4	Re-elect Mr. I.J. Patan as a Director	Management	For	For
2.	Grant authority to place the unissued shares under the control of the Director s	Management	For	For
S.3	Grant authority to repurchase shares	Management	For	For
S.4	Amend the Articles of Association	Management	For	For
5.	Approve the remuneration of the Directors	Management	For	For

Security	IMPALA PLATINUM HLDGS LTD	Meeting Type	Annual General Meeting
Ticker	IMP SJ	Meeting Date	19-Oct-2005
ISIN/CUSIP	ZAE000003554
Item	Ballot Issues	Proponent	Vote	Mgmt Rec

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 263074 DUE TO ADDITIONAL R ESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU

Non-Voting
	Receive and approve the financial statements for the YE 30 JUN 2005	Non-Voting
1.1	Re-elect Mr. D.H. Brown as a Director	Management	For	For
1.2	Re-elect Mr. M.V. Mennell as a Director	Management	For	For
1.3	Re-elect Mr. T.V. Mokgatiha as a Director	Management	For	For
1.4	Re-elect Mr. I.J. Patan as a Director	Management	For	For
2.

Approve to place all the unissued shares of the Company under the control of t he Directors of the Company and authorize the
Directors, subject to a maximum of 10% of the issued share
capital to Section 221(2) of the Companies Act No.6 1 of 1973,
and the Listing Requirement of the JSE Limited, to allot, issue and otherwise dispose thereof to such person or persons on such
terms and conditi ons as they determine

		Management	For	For

S.3

Authorized the Directors in terms of the Company’s Articles of
Association, by way of a general authority to repurchase issued shares in the Company or to p ermit a subsidiary of the Company to purchase shares in the Company as and whe n deemed
appropriate, subject to the following initiatives: a) that this autho rity shall be valid until the company next AGM provided that it shall not exte nd beyond 15 months from the date of this AGM; b) that any such repurchase be effected through the order book operated the by JSE trading system and done wi thout any prior
understanding or agreement between the Company and the
counter party; c) that a paid press release giving such details as may be required in terms of JSE listings requirements be
published when the company or its subsid iaries have
repurchased in aggregate 3% of the initial number of shares in iss ue, as at the time that the general authority was granted, and for each 3% in aggregate of the initial number of shares which are acquired thereafter; d) th at a general repurchase may not in the aggregate in any one financial year exc eed 10% of the number of shares in the Company’s issued share capitol at the t ime this authority is given, provided that a subsidiary of the company may not hold at any one time more than 10% of the number of issued shores of the Comp any; e) that no repurchases will be effected during a prohibited period as de fined by the JSE listings
Requirements); f) that at any one point in time, the Company may only appoint one agent to effected repurchases on the Company’s
b ehalf; g) that the Company may only undertake a repurchase of securities if, a fter such repurchase, the spread requirements of the Company comply with JSE l istings requirements; h) that, in determining the price at which shares may be repurchased in
terms of this authority the maximum premium permitted is 10% a bove the weighted average traded price of the shares as
determined over the 5 days pear to the date of repurchase; and i)
that such repurchase shall be subj ect to the Companies Act and the applicable provisions of the JSE Listings Req uirements; the
Board of directors, as at the date of this notice, has stated i ts

		Management	For	For

intention to examine methods of returning capital to shareholders in terms of the general authority granted at the last AGM the
Board believes it to be i n the best interest of Implats that shareholders pass a special resolution gra nting the Company and/or its subsidiaries a last general authority to acquire Implats shares Such general authority will provide Implats with the flexibilit
y, subject to the requirements of the Companies Act and the JSE, to purchase s hares should it be in the interest of Implats and/or its subsidiaries at any t ime while the general authority subsists

S.4	Amend the Articles of Association by deleting Article 13.2 and substituting wi th the new Article 13.2 as specified	Management	For	For
5.	Approve, in terms of the Articles of Association to increase the Directors fee s by 5% in each instance as specified	Management	For	For

Security	BHP BILLITON PLC	Meeting Type	Annual General Meeting
Ticker	BHP AU	Meeting Date	20-Oct-2005
ISIN/CUSIP	GB0000566504
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Receive the financial statements for BHP Billiton Plc for the YE 30 JUN 2005, together with the Directors’ report, the Auditors’ report and the remuneration report as set out in the annual report	Management	For	For
2.	Receive the financial statements for BHP Billiton Limited for the YE 30 JUN 20 05, together with the Directors’ report, the Auditors’ report and remuneration report as set out in the annual report	Management	For	For
3.	Elect Mr. Carlos A.S. Cordeiro as a Director of BHP Billiton Plc	Management	For	For
4.	Elect Mr. Carlos A.S. Cordeiro as a Director of BHP Billiton Limited	Management	For	For
5.	Elect Hon. E. Gail de Planque as a Director of BHP Billiton Plc	Management	For	For
6.	Elect Hon. E. Gail de Planque as a Director of BHP Billiton Limited	Management	For	For
7.	Re-elect Mr. David A. Crawford as a Director of BHP Billiton Plc	Management	For	For
8.	Re-elect Mr. David A. Crawford as a Director of BHP Billiton Limited	Management	For	For
9.	Re-elect Dr. David A.L. Jenkins as a Director of BHP Billiton Plc, who retires by rotation	Management	For	For
10.	Re-elect Dr. David A.L. Jenkins as a Director of BHP Billiton Limited, who ret ires by rotation	Management	For	For
11.	Re-elect Mr. Mike Salomon as a Director of BHP Billiton Plc, who retires by ro tation	Management	For	For
12.	Re-elect Mr. Mike Salomon as a Director of BHP Billiton Limited, who retires b y rotation	Management	For	For
13.	Re-appoint KPMG Audit Plc as the Auditors of BHP Billiton Plc and authorize th e Directors to agree their remuneration	Management	For	For
14.

Approve that the authority and power to allot relevant securities conferred on the Directors by Article 9 of BHP Billiton Plc’s Articles
of Association be r enewed for the period ending on the earlier of
19 JAN 2007 and the later of th e AGM of BHP Billinton Plc and the AGM of BHP Billiton Limited in 2006, and fo r such period the
Section 80 amount under the United Kingdom Companies Act 19
85 shall be USD 265,926,499.00

		Management	For	For

S.15

Approve that the authority and power to allot equity securities for cash confe rred on the Directors by Article 9 of BHP Billiton Plc’s
Articles of Associati on be renewed for the period ending on the earlier of 19 JAN 2007 and the late r of the AGM of BHP Billiton
Plc and the AGM of BHP Billiton Limited in 2006, and for such period the Section 80 amount under the United Kingdom
Companies Act 1985 shall be USD 61,703,675.00

		Management	For	For
S.16

Authorize BHP Billiton Plc, in accordance with Article 6 of its
Articles of As sociation and Section 166 of the United Kingdom
Companies Act 1985, to make ma rket purchases as defined in
Section 163 of that Act of ordinary shares of U SD 0.50 nominal value each in the capital of BHP Billiton Plc shares provide d that: a) the maximum aggregate number of shares hereby
authorized to be purc hased shall be 246,814,700, being 10% of issued capital; b) the minimum price which may be paid for each share is USD 0.50, being the nominal value of the s hares; c) the maximum price which may be paid for any share is not more than
5 % above the average of the middle market quotations for a

		Management	For	For

share taken from the London Stock Exchange Daily Official List for the 5 business days immediately preceding the date of purchase of the shares; Authority expires on the earli er of 19 JAN 2007 and the later of the AGM of BHP Billiton Limited in 2006 ; p rovided that BHP Billiton Plc may enter into a contract for the purchase of sh ares before the expiry of this authority which would or might be completed who lly or partly after such expiry

17.	Approve the remuneration report for the YE 30 JUN 2005	Management	For	For
18.

Approve, for the purpose of ASX Listing Rule 10.14, the grant of
Deferred Shar es and the Options under the amended BHP
Billiton Limited Group Incentive Sche me and the grant of
Performance Shares under the BHP Billiton Limited Long Ter m
Incentive Plan to the Executive Director and Chief Executive
Officer, Mr. C. W. Goodyear, in the manner as specified

		Management	For	For
19.

Approve, for the purposes of ASX Listing Rule 10.14, the grant of
Deferred Sha res and Options under the amended BHP Billiton
Plc Group Incentive Scheme and the grant of Performance Shares under the BHP Billiton PLC Long Term Incentive Plan to the
Executive Director and the Group President Non-Ferrous
Materials, Mr. M. Salamon, in the manner as specified

		Management	For	For
S.20	Amend the Articles of Association of BHP Billiton Plc as specified	Management	For	For
S.21	Amend the Articles of Association of BHP Billiton Limited as specified	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF RECORD DATE. IF YOU HAV E ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU

Non-Voting

Security	BARRATT DEVELOPMENT PLC	Meeting Type	Annual General Meeting
Ticker	BDEV LN	Meeting Date	17-Nov-2005
ISIN/CUSIP	GB0000811801
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Receive and adopt the reports of the Auditors and Directors and the accounts f or the YE 30 JUN 2005	Management	For	For
2.	Declare a final dividend	Management	For	For
3.	Re-elect Mr. C.G. Toner as a Director, who retires by rotation	Management	For	For
4.	Re-elect Mr. D.A. Pretty as a Director, who retires by rotation	Management	For	For
5.	Re-elect Mr. H. Walker as a Director, who retires by rotation	Management	For	For
6.	Re-elect Mr. W. Shannon as a Director	Management	For	For
7.

Re-appoint PricewaterhouseCoopers LLP as the Auditors of the
Company until the conclusion of the next general meeting at which accounts are laid before the Company and authorize the Directors to fix their remuneration

		Management	For	For
8.	Approve the Directors’ remuneration report for the YE 30 JUN 2005	Management	For	For
9.

Approve: (a) the Company’s Co-Investment Plan and authorize
the Directors to d o all acts and things necessary to establish and carry it into effect; and (b) to authorize the Directors to vote and be counted in the quorum on any matter connected with the Plan and any prohibition on voting contained in the Articl es of Association of the Company

		Management	For	For
10.	Approve the proposed amendments to the the Company’s Long- Term Performance Pla n and authorize the Directors to do all acts and things necessary to establish and carry it into effect	Management	For	For
11.	Approve the performance targets for future awards under the Company’s Long Ter m Performance Plan	Management	For	For
12.

Authorize the Directors, for the purpose of Section 80 of the
Companies Act 19 85, to allot relevant securities up to an
aggregate nominal amount of GBP 5,79 8,886 being 24.0% of the nominal value of the existing issued share capital as at 28 SEP
2005; Authority expires at the conclusion of the next AGM ; and
au thorize the Board to allot relevant securities after the expiry of this author ity in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For

S.13

Authorize the Directors, pursuant to Section 95 of the Companies
Act 1985, to allot equity securities Section 94 for cash pursuant to the authority confer red by Resolution 12, as if Section 89(1) did not apply to such allotment, pro vided that this power is limited to the allotment of equity securities: a) in connection with a rights issue in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP 1,210,056 (5% of the nominal value of the existing issued share capital); Authority expires at the conclusion of the ne xt AGM ; and authorize the Board to allot equity
securities after the expiry o f this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For
S.14

Authorize the Company, to make one or more market purchases
Section 163(3) of the Companies Act 1985 of 24,201,114 ordinary shares of 10p each in the capi tal of the Company, at a maximum price equal to 105% above the average of the middle market
quotation for an ordinary share as derived from the London Stock
Exchange Daily Official List, over the previous 5 business days and at a mini mum price of 10p per share exclusive of expenses ;
Authority expires at the conclusion of the Company’s next AGM after passing of this resolution, or if e arlier, 18 months from the passing of this resolution ; and the Company, befor e the expiry, may make a contract to purchase ordinary shares which will or ma
y be executed wholly or partly after such expiry

		Management	For	For
S.15

Approve and adopt the draft regulations contained in the
document submitted to the meeting and signed by the Chairman for the purpose of identification as t he Articles of Association of the Company in substitution for and to the exclu sion of all existing
Articles of Association

		Management	For	For

Security	BHP BILLITON LTD	Meeting Type	Annual General Meeting
Ticker	BDEV LN	Meeting Date	25-Nov-2005
ISIN/CUSIP	AU000000BHP4
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Receive the financial statements for BHP Billiton plc for the YE 30 JUN 2005, together with the Directors’ report, the Auditors’ report and the remunaration report as set out in the annual report	Management	For	For
2.	Receive the financial statements for BHP Billiton Limited for the YE 30 JUN 20 05, together with the Directors’ report, the Auditors’ report and remunaration report as set out in the annual report	Management	For	For
3.	Re-elect Mr. Carlos Cordeiro as a Director of BHP Billiton PLC, who retires by rotation	Management	For	For
4.	Re-elect Mr. Carlos Cordeiro as a Director of BHP Billiton Limited, who retire s by rotation	Management	For	For
5.	Re-elect Hon. Gail de Planque as a Director of BHP Billiton PLC, who retires b y rotation	Management	For	For

6.	Re-elect Hon. Gaile de Planque as a Director of BHP Billiton Limited, who reti res by rotation	Management	For	For
7.	Re-elect Mr. David Crawford as a Director of BHP Billiton PLC, who retires by rotation	Management	For	For
8.	Re-elect Mr. David Crawford as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
9.	Re-elect Mr. David Jenkins as a Director of BHP Billiton PLC, who retires by r otation	Management	For	For
10.	Re-elect Mr. David Jenkins as a Director of BHP Billiton Limited, who retires by rotation	Management	For	For
11.	Re-elect Mr. Mike Salomon as a Director of BHP Billiton PLC, who retires by ro tation	Management	For	For
12.	Re-elect Mr. Mike Salomon as a Director of BHP Billiton Limited, who retires b y rotation	Management	For	For
13.	Re-appoint KPMG Audit PLC as the auditors of BHP Billiton PLC and authorize th e Directors to agree their remuneration	Management	For	For
14.

Approve that the authority and power to allot relevant securities conferred on the Directors by Article 9 of BHP Billiton PLC’s
Articles of Association be r enewed for the period ending on the earlier of 19 JAN 2007 and the later of th e AGM of BHP Billiton
Limited in 2006, and for such period the Section 80 amou nt
under the United Kingdom Companies Act 1985 shall be USD
265,926,499.00

		Management	For	For
S.15

Approve that the authority and power to allot equity securities for cash confe rred on the Directors by Article 9 of BHP Billiton PLC’s
Articles of Associati on be renewed for the period ending on the earlier of 19 JAN 2007 and the late r of the AGM of BHP Billiton
Limited in 2006, and for such period the Section 80 amount under the United Kingdom Companies Act 1985 shall be USD
61,703,67 5.00

		Management	For	For
S.16

Authorize BHP Billiton PLC, in accordance with Article 6 of its
Articles of As sociation and Section 166 of the United Kingdom
Companies Act 1985, to make ma rket purchases as defined in
Section 163 of that Act of ordinary shares of U SD 0.50 nominal value each in the capital of BHP Billiton PLC shares provide d that: a) the maximum aggregate number of shares hereby
authorized to be purc hased shall be 246,814,700, being 10% of issued capital; b) the minimum price which may be paid for each share is USD 0.50, being the nominal value of the s hares; c) the

		Management	For	For

maximum price which may be paid for any share is not more than
5 % above the average of the middle market quotations for a
share taken from the London Stock Exchange Daily Official List for the 5 business days immediately preceding the date of purchase of the shares; and d) the authority conferred by this resolution shall, unless renewed prior to such time, expire on the ear lier of
19 JAN 2007 and the later of the AGM of BHP Billiton Limited in
2006 provided that BHP Billiton PLC may enter into a contract for the purchase of s hares before the expiry of this authority which would or might be completed wh olly or partly after such expiry

17.	Approve the remunaration report for the YE 30 JUN 2005	Management	For	For
18.

Approve, the purpose of ASX Listing Rule 10.14, to grant the
Deferred Shares a nd the Options under the amended BHP
Billiton Limited Group Incentive Scheme a nd to grant the
Performance Shares under the BHP Billiton Limited Long Term In centive Plan to Executive Director and Chief Executive Officer, Mr.
C.W. Goody ear, in the manner as specified

		Management	For	For
19.

Approve, for the purposes of ASX Listing Rule 10.14, to grant the
Deferred Sha res and Options under the amended BHP Billiton
PLC Group Incentive Scheme and to grant the Performance
Shares under the BHP Billiton PLC Long Term Incentive Plan to
Executive Director and Group President Non-Ferrous Materials,
Mr. M. Salamon, in the manner as specified

		Management	For	For
S.20	Amend the Articles of Association of BHP Billiton Plc as specified	Management	For	For
S.21	Amend the Articles of Association of BHP Billiton Limited as specified	Management	For	For

Security	SASOL LTD	Meeting Type	Annual General Meeting
Ticker	SOL SJ	Meeting Date	02-Dec-2005
ISIN/CUSIP	ZAE000006896
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Receive and approve the annual financial statements of the Company and of the Group for the YE 30 JUN 2005, together with the reports of the Directors and t he Auditors	Management	For	For
2.1	Re-elect Mr. Wam Clewlow as a Director, who retires in terms of the Articles 7 5(d) and 75(e) of the Company’s Articles of Association	Management	For	For
2.2	Re-elect Mr. S. Montsi as a Director, who retires in terms of the Articles 75( d) and 75(e) of the Company’s Articles of Association	Management	For	For
2.3	Re-elect Mr. T.S. Munday as a Director, who retires in terms of the Articles 7 5(d) and 75(e) of the Company’s Articles of Association	Management	For	For
2.4	Re-elect Mr. M.S.V. Gantsho as a Director, who retires in terms of the Article s 75(d) and 75(e) of the Company’s Articles of Association	Management	For	For

2.5	Re-elect Mr. A. Jain as a Director, who retires in terms of the Articles 75(d) and 75(e) of the Company’s Articles of Association	Management	For	For
3.1	Re-elect Mr. I.N. Mkhize as a Director, who retires in terms of the Articles 7 5(h) of the Company’s Articles of Association	Management	For	For
3.2	Re-elect Mr. V.N. Fakude as a Director, who retires in terms of the Articles 7 5(h) of the Company’s Articles of Association	Management	For	For
4.	Re-appoint KPMG Inc., as the Auditors	Management	For	For
5.S.1	Amend the Article 75(a) of the Company’s Articles of Association, as specified	Management	For	For
6.O.1

Approve to place all the unissued shares in the capital of the
Company under t he control of the Directors in terms of provisions of the Companies Act, 1973 as amended (the Act), who are
authorized to allot and issue the same, subject to the provisions that the aggregate number of ordinary shares to be allotted and issued in terms of this resolution shall be limited to 5% of the number o f ordinary shares in issue on 02 DEC 2005 and subject to the provisions of the Act and the requirements of the JSE
Securities Exchange South Africa (JSE), a nd of the Securities
Regulation Panel

		Management	For	For
7.O.2	Approve the revised annual fees payable by the Company or subsidiaries of the Company, as specified, to the Non-Executive Directors of the Company with effe ct from 01 JUL 2005	Management	For	For
8.O.3	Amend the Clause 18.2 of the Trust Deed of the Sasol Share Incentive Scheme ap proved by the Members of the Company as the general meeting of 08 APR 1988	Management	For	For
	Transact any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF RECORD DATE. IF YOU HAV E ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU

Non-Voting

Security	PERSIMMON PLC	Meeting Type	ExtraOrdinary General Meeting
Ticker	PSN LN	Meeting Date	06-Jan-2006
ISIN/CUSIP	GB0006825383
Item	Ballot Issues	Proponent	Vote	Mgmt Rec

1.

Approve the offer to the shareholders of Westbury plc “Westbury”
being made by Citigroup Global Markets Limited on behalf of
Persimmon plc the “Company” upon the terms and subject to the conditions as specified to acquire the whol e of the issued and to be issued ordinary share capital of Westbury other tha n shares in
Westbury already held or owned by the Company including any
waiv er, amendment, variation, revision, or extension or renewal thereof the “Offe r” and authorize the Board of Directors or any duly appointed Committee the reof to waive, amend, vary, revise, extend or renew any of the terms or condi tions of the offer and approve and/or make any additional or other offer or of fers to acquire ordinary shares in the share capital of Westbury and the perfo rmance or as the case may be grant by the Company of all acts, agreements, a rrangements, and approve the indemnities which the Board of Directors or such Committee considers
necessary or desirable for the purpose of or in connecti on with the offer or the acquisition of shares or other securities of
Westbury including, without limitation, making and implementing proposals to the holde rs of options or other rights over the ordinary share capital of Westbury gran ted under the Westbury
Share Schemes and any other Share Incentive Schemes est
ablished by Westbury on such terms and conditions as it may
consider appropria te

		Management	For	For
2.

Approve, subject to the offer becoming or being declared
unconditional in all respects, the rules of the Persimmon 2006
Executive Synergy Incentive Plan th e “Plan” as specified and authorize the Board of Directors to make such modif ications to the Plan as may consider appropriate to take account of the requir ements of the UK Listing Authority and best practice and adopt the
Plan as so modified, if applicable, and to do all such acts and things as may consider ap propriate to implement the Plan

		Management	For	For

Security	BELLWAY PLC	Meeting Type	Annual General Meeting
Ticker	BWY LN	Meeting Date	13-Jan-2006
ISIN/CUSIP	GB0000904986
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.

Receive and adopt the accounts for the FYE 31 JUL 2005 and the
Directors’ Repo rt and the Auditors’ Report on those accounts and on the auditable part of the report of the Board on Directors’
remuneration

		Management	For	For
2.	Declare a final dividend of 18.25 pence per share for the YE 31 JUL 2005	Management	For	For

3.	Re-elect Mr. Peter J. Stoker as a Director of the Company	Management	For	For
4.	Re-elect Mr. Leo P. Finn as a Director of the Company	Management	For	For
5.	Re-elect Mr. David G. Perry as a Director of the Company	Management	For	For
6.	Re-appoint KPMG Audit Plc as the Auditors of the Company, until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
7.	Authorize the Directors to agree the remuneration of the Auditors of the Compa ny	Management	For	For
8.	Approve the report of the Board of Directors’ Remuneration as specified in the Annual Report and the accounts for the YE 31 JUL 2005	Management	For	For
S.9	Approve that the regulation contained as specified and adopt the Articles of A ssociation of the company in substitution for and to the exclusion of existing Articles of association of the Company	Management	For	For
S.10

Authorize the Directors, in substitution for existing authority on 10
JAN 2003 , insofar as it relates to securities that are not treasury shares within the meaning of Section 162A(3) of the Companies
Act 1985 the Act , pursuant to Se ction 95 of the Act, to allot equity securities Section 94 of the Act for ca sh pursuant to the authority conferred or where the equity securities are held by the
Company as qualifying shares Section 162A to 162G of the Act apply , disapplying the statutory pre-emption rights Section 89(1)
of the Act , provi ded that this power is limited to the allotment of equity securities: i) in co nnection with an offer of equity securities, open for acceptance for a fixed p eriod to ordinary shareholders of the Company; ii) otherwise than pursuant to sub-paragraph (a)
above or pursuant to the Bellway Plc 1995 Employee Share O
ption Scheme, the Bellway Plc 1996 Employee Share Option
Scheme, the Bellway Plc Savings Related Share Option Scheme,
the Bellway Plc 2003 Savings Relat ed Share Option Scheme,
the Bellway Plc 2004 Performance Share Plan and the Bellway
Plc 2005 Employee Share Option Scheme, up to an aggregate
nominal am ount of GBP 707,682; Authority expires the earlier of the conclusion of the n ext AGM of the Company or 15 months ;
and the Directors may allot equity secur ities after the expiry of this authority in pursuance of such an offer or agre ement made prior to such expiry

		Management	For	For
S.11	Grant authority to market purchase of 11,322,912 ordinary shares and 20,000,00 0 9.5% cumulative preference shares 2014	Management	For	For

Security	GREENCORE GROUP PLC	Meeting Type	Annual General Meeting

Ticker	GNC ID	Meeting Date	09-Feb-2006
ISIN/CUSIP	IE0003864109
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Receive and approve the financial statement and reports	Management	For	For
2.	Declare a final ordinary dividend	Management	For	For
3.a	Re-appoint Mr. Patrick F. Coveney as a Director	Management	For	For
3.b	Re-appoint Mr. David J. Dilger as a Director	Management	For	For
3.c	Re-appoint Mr. Geoff P. Doherty as a Director	Management	For	For
3.d	Re-appoint Mr. Patrick A. Mccann as a Director	Management	For	For
3.e	Re-appoint Mr. P. Redmond O’Donoghue as a Director	Management	For	For
4.	Authorize the Directors to fix the Auditors’ remuneration	Management	For	For
5.	Authorize the Directors to allot relevant securities	Management	For	For
6.	Grant authority to the market purchases of the Company’s ordinary shares	Management	For	For
7.	Approve to fix the reissue price for treasury shares	Management	For	For
8.	Authorize the Directors to offer scrip dividends	Management	For	For

SAMSUNG ELECTRS LTD
Security	SAMSUNG ELECTRS LTD	Meeting Type	Annual General Meeting
Ticker	006930 KS	Meeting Date	28-Feb-2006
ISIN/CUSIP	KR7005930003
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Approve the balance sheet, income statement and statement of appropriation of unappropriated earnings	Management	For	For
2.1.1	Elect Mr. Jae-Sung Hwang, Executive Advisor at Kim Jang Law Firm as an Outside Director	Management	For	For
2.1.2	Elect Mr. Kwee-Ho Jeong, Advisory Lawyer at right Law Firm as an Outside Direc tor	Management	For	For
2.1.3	Elect Mr. Oh-Soo Park, Professor of business at Seoul National University as a n Outside Director	Management	For	For
2.1.4	Elect Mr. Dong-Min Yoon, Lawyer at Kim Jang Law Firm as an Outside Director	Management	For	For
2.1.5	Elect Mr. Jae-Woong Lee, Professor of Economics at Sungkyunkwan University as an Outside Director	Management	For	For
2.2.1	Elect Mr. Keon-Hee Lee, Chairman and Chief Director at Samsung Electronics as an Inside Director	Management	For	For
2.2.2	Elect Mr. Jong-Yong Yoon, Vice Chairman at Samsung Electronics as an Inside Di rector	Management	For	For
2.2.3	Elect Mr. Yoon-Woo Lee, Vice Chairman at Samsung Electronics as an Inside Dire ctor	Management	For	For

2.2.4	Elect Mr. Do-Seok Choi, President at Samsung Electronics as an Inside Director	Management	For	For
2.3.1	Elect Mr. Jae-Sung Hwang, Executive Advisor at Kim Jang Law Firm as Members of the Auditors’ Committee	Management	For	For
2.3.2	Elect Mr. Jae-Woong Lee, Professor of Economics at Sungkyunkwan University as Members of the Auditors’ Committee	Management	For	For
3.	Approve the limit of remuneration for the Directors at KRW 60 billions	Management	For	For

Security	SAMSUNG SDI CO LTD	Meeting Type	Annual General Meeting
Ticker	006400 KS	Meeting Date	28-Feb-2006
ISIN/CUSIP	KR7006400006
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Approve the balance sheet, income statement and proposed disposition of the re tained earning for year 2005	Management	For	For
2.1	Elect the Internal Directors	Management	For	For
2.2	Elect the External Directors to be Members of the Audit Committee	Management	For	For
3.	Approve the remuneration limit for the Directors	Management	For	For

Security	SAPPI LTC	Meeting Type	Annual General Meeting
Ticker	SAP SJ	Meeting Date	06-Mar-2006
ISIN/CUSIP	ZAE000006284
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
	Receive and approve the financial statements for the YE SEP 2005	Non-Voting
1.1	Re-elect Mr. Klass de Kluis as a Director, who retires in terms of Sappi’s Art icles of Association	Management	For	For
1.2	Re-elect Dr. John Leonard Jod as a Director, who retires in terms of Sappi’s A rticles of Association	Management	For	For
1.3	Re-elect Dr. Deenadayalen as a Director, who retires in terms of Sappi’s Artic les of Association	Management	For	For
1.4	Re-elect Mr. Eugene van as a Director, who retires in terms of Sappi’s Article s of Association	Management	For	For
1.5	Re-elect Mr. Donald Gert Wilson as a Director, who retires in terms of Sappi’s Articles of Association	Management	For	For

A.S.1

Authorize the Sappi Limited “Sappi” and/or any Sappi subsidiary
“subsidiary “ in terms of Articles of Association to acquire Sappi
Shares in terms of Sec tions 85 and 89 of the Companies Act 61 of 1973 the Act and of the Listing R equirements of the JSE
Limited ‘JSE’ in terms of the JSE Listing Requirement s: any such acquisitions of Sappi shares shall be effected: either through the order book operated by the JSE trading system or on the open market of any ot her stock exchange on which Sappi shares are listed; without any prior underst anding or arrangement between
Sappi or a Subsidiary and the counterparty; at a ny point of time
Sappi or a Subsidiary may at any point in time Sappi or a sub sidiary may only undertake a repurchase if, after such repurchase,
Sappi compl ies with Section 3.37 to 3.41 of the JSE Listing
Requirements concerning share holder spread; Sappi or
Subsidiary may not repurchase Sappi shares during a pr ohibited period as defined in Section 3.67 of the JSE Limited
Requirements; an d announcement will be published as soon as
Sappi and/or a Subsidiary has/have in the aggregate cumulatively acquired Sappi shares constituting 3% of the number of Sappi shares in issue on the date of this A.S.1 Resolution and for eac h subsequent 3% purchased thereafter, containing full details of such acquisit ion; acquisitions in the aggregate in any one FY by
Sappi and subsidiaries ma y not exceed 20% of the number of
Sappi shares in issue at the commencement of such FY provided that Sappi and its Subsidiaries will not acquire more than 10% of
Sappi’s issued shares in any one year ; the maximum premium at which Sa ppi shares may be purchased is 10% of the weighted
average of the market value of Sappi shares for the five business days immediately preceding the date of the relevant transactions;
Authority expires the earlier of the next AGM or 1 5 months ;

		Management	For	For
B.O.1

Approve, subject to Section 221 and 222 of the Companies Act
61, of 1973, and of the Listing Requirements of the JSE Limited, a
total of 24,000,000 Sappi s hares being approximately 10% of the 239,071,892 issued shares comprISIN/Cusipg u nissued shares and/or treasury shares owned by a subsidiary of Sappi from time to time, be placed under the control of the Directors and authorize the Dire ctors, to issue and allot all or otherwise dispose of such shares to such pers on/s on such terms and conditions and at such times as the Directors may from time to time in their
discretion deem fit, no issue and/or sale of these share s is contemplated at present or will be made which could effectively transfer control of Sappi

		Management	For	For
C.O.2	Approve, with effect from 01 OCT 2005, the remuneration of the Non-Executive D irectors as specified	Management	For	For
D.O.3

Authorize any Director of Sappi Limited to sign all such documents and to do a ll such things as may be necessary for or incidental to the implementation of the resolutions passed at the AGM held on
06 MAR 2006

		Management	For	For

Security	SK TELECOM CO LTD	Meeting Type	Annual General Meeting
Ticker	017670 KS	Meeting Date	10-Mar-2006
ISIN/CUSIP	KR7017670001
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Approve the financial statement	Management	For	For
2.	Approve the partial amendment to the Articles of Incorporation- additional busi ness objectives	Management	For	For
3.	Approve the remuneration limit for the Directors-12 billions	Management	For	For
4.1	Elect Mr. Yong-Woon Kim Auditor at Pohang University of Science and Technolog y as a Outside Director, who will be the Member of Auditors’ Committee	Management	For	For
4.2	Elect Mr. Hyun-Jin Lim Professor of Sociology at Seoul National University a s a Outside Director, who will be the Member of Auditors’ Committee	Management	For	For

Security	BANCO BILBAO YIZCAYA ARGENT SA, BILBAO	Meeting Type	Annual General Meeting
Ticker	BBVA SM	Meeting Date	17-Mar-2006
ISIN/CUSIP	ES0113211835
Item	Ballot Issues	Proponent	Vote	Mgmt Rec

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE COND CALL ON 18
MAR 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.

Non-Voting
1.

Approve the annual accounts and the Management report of
Banco Bilbao Vizcaya Argentaria, S.A. and its consolidated
Group, application of profits, distribut ion of a dividend, the
Company Management all of the foregoing with reference to the
YE 31 DEC 2005

		Management	For	For
2.1

Appoint Mr. D. Tomas Alfaro Drake as a Board Member; approve, according to the provisions of Article 34, Paragraph 2, of the
Articles of Association, to set the number of Members of the Board at the number of directors existing at tha t time; information to the general meeting about such decision

		Management	For	For

2.2

Re-elect Mr. D. Juan Carlos Alvarez Mezquiriz as a Board
Member; approve, acco rding to the provisions of Article 34,
Paragraph 2, of the Articles of Associa tion, to set the number of
Members of the Board at the number of directors exi sting at that time; information to the general meeting about such decision

		Management	For	For
2.3

Re-elect Mr. D. Carlos Loring Martinez De Irujo as a Board
Member; approve, ac cording to the provisions of Article 34,
Paragraph 2, of the Articles of Assoc iation, to set the number of
Members of the Board at the number of directors e xisting at that time; information to the general meeting about such decision

		Management	For	For
2.4

Re-elect Mr. Dona Susana Rodriguez Vidarte as a Board Member;
approve, accordi ng to the provisions of Article 34, Paragraph 2, of the Articles of Associatio n, to set the number of Members of the
Board at the number of directors existi ng at that time; information to the general meeting about such decision

		Management	For	For
3.

Authorize the Board of Directors for the issuance of fixed income securities o f any kind and nature, even exchangeable, not
convertible into shares, for a m aximum amount of EUR 105
billion, setting aside, for the amount not used, the authorization granted by the general meeting of shareholders of 28 FEB 2004, a mount that was increased by resolution adopted on the general meeting of 26 FE B 2005; the authority affecting the amount
already issued continues being effe ctive

		Management	For	For
4.

Authorize the Board of Directors to carry out the acquisition of own shares, e ither directly or via Group Companies, according to the provisions of Section 75 of the Spanish Limited Companies
Consolidation Act, Texto Refundido Dela Le y De Sociedades
Anonimas, fixing the limits and requirements of said acquisiti on, with express powers to reduce the share capital for the
amortization of ow n shares; for the execution and delivery of the agreements adopted by the gene ral meeting concerning the
above, rendering void the resolution granted by the general
meeting of shareholders held on 26 FEB 2005

		Management	For	For
5.	Re-appoint the Auditors for the year 2006	Management	For	For
6.

Approve the long term Remuneration Program, for both the bank and its subsidia ries, consisting of distribution of BBVA shares to the Members of the Executiv e Committee, including the Directors and the Executive Directors

		Management	For	For
7.

Amend the Article 53 of the Articles of Association, about
application of prof its, in order to include the possibility to offer to the Directors, as payment for their services, shares, stock options or cash payments equivalent to the value of the shares

		Management	For	For
8.	Approve the deferred remuneration system for Non-Executive Directors consistin g of BBVA shares	Management	For	For
9.

Authorize the powers to the Board, including the authority to deputy the power s granted to it by the meeting, to execute and deliver, rectify and construe t he resolutions adopted by the general meeting

		Management	For	For

Security	SHOWA DENKO KK	Meeting Type	Annual General Meeting
Ticker	4004 JP	Meeting Date	30-Mar-2006
ISIN/CUSIP	JP3368000000
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1	Approve Allocation of Income, Including the Following Dividends: Interim JY 0, Final JY 3, Special JY 0	Management	For	For
2	Elect Director	Management	For	For
3.1	Appoint Internal Statutory Auditor	Management	For	For
3.2	Appoint Internal Statutory Auditor	Management	For	For

Security	CREST NICHOLSON PLC	Meeting Type	Annual General Meeting
Ticker	CRST LN	Meeting Date	07-Apr-2006
ISIN/CUSIP	GB0002328259
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Receive and approve the reports of the Directors and the Auditors for the YE 3 1 OCT 2005 together with the Auditors’ report	Management	For	For
2.	Declare a dividend	Management	For	For
3.	Re-elect Mr. J. Callcutt as a Director	Management	For	For
4.	Re-elect Mr. S. Stone a Member of the Nomination Committee as a Director	Management	For	For
5.	Re-appoint KPMG Audit PLC as the Auditors of the Company, until the conclusion of the next general meeting at which account are laid before the Company	Management	For	For
6.	Authorize the Audit Committee to fix Auditor’s remuneration	Management	For	For
7.	Approve the Director’s remuneration report for the YE 31 OCT 2005	Management	For	For
8.	Approve to cancel 41,717,565, authorized but unissued Preference shares of GBP 1 each	Management	For	For
9.

Authorize the Company and any Company which of or becomes a
subsidiary so the Company during the period to: a) make donation to EU Political Organisations; b) incur EU Political Expenditure, provided; the aggregate amount of the donat ion and expenditure made by the Company and any other Company shall not exceed
GBP 50,000; Authority expires the earlier of the conclusion of the
AGM of th e Company in 2007 or 30 JUN 2007

		Management	For	For

S.10

Approve to renew the authority conferred on the Directors by
Paragraph 5.1.2 o f Article 5 of the Company’s Articles of
Association with the Section 80 amoun t being GBP 2,360,000;
Authority expires the earlier of the conclusion of the AGM in 2011 or 11 APR 2011

		Management	For	For
S.11

Approve to renew the authority conferred on the Directors by
Paragraph 5.1.3 o f Article 5 of the Company’s Articles of
Association with the Section 89 amoun t being GBP 570,000;
Authority expires the earlier of the conclusion of the A GM in 2007 or 30 JUN 2007

		Management	For	For
S.12

Authorize the Company, for the purpose of Section 166 of the
Companies Act 198 5, to make market purchases Section 163(3)
of the Companies Act 1985 of up t o 5,700,000 ordinary shares of
10p each in the capital of the Company, at a mi nimum price of
10p equal to the nominal value and not more than 5% above the a verage middle market quotations for such shares derived from the
London Stock Exchange Daily Official List, over the previous 5 business days; or the higher price of last independent trade and current highest bid as stipulated by Arti cle 5(1) of Commission
Regulation EC 22 DEC 2003 implementing the Market Abu se
Directive as regards exemption for the buy-back program and
stabilization o f financial instruments No. 2273/2003; Authority expires the earlier of the conclusion of the next AGM of the
Company or 30 Apr 2007 ; and the Company, be fore the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

		Management	For	For
S.13	Amend the Memorandum and Articles of the Company as specified and adopt such M emorandum and Articles of Association by the Company	Management	For	For

Security	GEORGE WIMPEY PLC	Meeting Type	Annual General Meeting
Ticker	WMPY LN	Meeting Date	20-Apr-2006
ISIN/CUSIP	GB0009713446
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Receive the report of the Directors’ and accounts for the YE 31 DEC 2005	Management	For	For
2.

Declare a final dividend of 11.9 pence per share in respect of the
YE 31 DEC 2 005 and payable on 12 MAY 2006 to shareholders
on the register at close of bus iness on 03 MAR 2006, such final dividend to be payable only in respect of suc h of the shares which the relevant holder of the shares has not exercised any
entitlement to receive new share instead of a dividend in cash pursuant to the scrip dividend scheme

		Management	For	For

3.	Re-appoint Mr. John Robinson as a Director, who retires by rotation	Management	For	For
4.	Re-appoint Mr. David Williams as a Director, who retires by rotation	Management	For	For
5.	Re-appoint Mr. Anthony Reading who were appointed by the Board since the last AGM	Management	For	For
6.	Re-appoint Mr. Robert Sharpe who were appointed by the Board since the last AG M	Management	For	For
7.	Re-appoint Mr. Steve Parker who were appointed by the Board since the last AGM	Management	For	For
8.

Re-appoint PricewaterhouseCoopers LLP as the Auditors of the
Company until the conclusion of the next general meeting at which the accounts are laid before the Company and authorize the
Directors to fix their remuneration on behalf of the Board

		Management	For	For
9.

Authorize the Directors, in substitution for all previous authorities, to allo t relevant securities Section 80(2) of the Companies Act
1985 up to an aggre gate nominal value of GBP 33,070,976;
Authority expires at the conclusion of the next AGM of the
Company after passing of this resolution ; the Company may allot relevant securities before the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry and the
Directors may al lot relevant securities after the expiry of this authority in pursuance of suc h an offer or agreement made prior to such expiry

		Management	For	For
S.10

Authorize the Directors, subject to the passing of the Resolution 9, and pursu ant to Section 95 of the Companies Act 1985 act , to allot equity securities Section 94(2) of the Act for cash pursuant to the authority conferred by Res olution 9 and to sell treasury shares wholly for cash pursuant to Section 94(3 A) of the
Companies act 1985, as if sub-section (1) of Section 89 of the
Compa nies Act 1985 provided that this power is limited to the allotment of equity s ecurities: a) in connection with a rights issue, open offer or any other pre-e mptive offer or scrip dividend alternative in each case in favor of ordinary s hareholders; and b)
up to an aggregate nominal value of GBP 4,960,646; Author ity expires at the conclusion of the next AGM of the Company after passing of this resolution ; the Company may allot equity
securities before the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such
expiry

		Management	For	For

s.11

Authorize the Company, to make market purchases Section
163(3) of the Compani es Act 1985 of not more than 39,685,172 ordinary shares of 25 pence each in i ts share capital, at a minimum price of 25 pence per share and not more than 5%
above the average of the middle market quotations for the
ordinary shares in the Company taken from the London Stock
Exchange Daily Official List, over th e previous 5 business days immediately preceding the day on which such shares are
contracted to be purchased; Authority expires at the conclusion of the ne xt AGM of the Company to be held after passing of this resolution ; the Compan y before the expiry, may make a contract to purchase its own shares which will or may be executed wholly or partly after such expiry

		Management	For	For
12.	Approve that the remuneration report contained within the annual report and th e accounts for the YE 31 DEC 2005	Management	For	For
s.13	Amend the Articles 156, 157, and 92 of Company’s Articles of Association as sp ecified	Management	For	For

Security	PERSIMMON PLC	Meeting Type	Annual General Meeting
Ticker	PSN LN	Meeting Date	20-Apr-2006
ISIN/CUSIP	GB0006825383
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Receive and adopt the Director’s and the Auditor’s report and the financial st atements for the YE 31 DEC 2005	Management	For	For
2.	Declare final dividend	Management	For	For
3.	Re-elect Mr. John White as a Director	Management	For	For
4.	Re-elect Mr. Hamish Leslie Melville as a Director	Management	For	For
5.	Re-elect Mr. David Thompson as a Director	Management	For	For
6.	Elect Mr. Adam Applegarth as a Director	Management	For	For
7.	Elect Mr. Nicholas Wrigley as a Director	Management	For	For
8.	Re-appoint KPMG Audit PLC as the Auditors of the Company until the conclusion of the next AGM and authorize the Board to determine their remuneration	Management	For	For
9.	Approve the Directors remuneration report for the YE 31 DEC 2005	Management	For	For

S.10

Authorize the Company, to make market purchases Section
163(3) of Companies A ct 1985 of up to 29,510,022 ordinary
shares of 10 pence each in the capital o f the Company, at a minimum price of 10 pence and up to 5% above the average m
iddle market quotations for such shares derived from the London
Stock Exchange Daily Official List, over the previous 5 business days; Authority expires th e earlier of the conclusion of the next
AGM of the Company or 20 OCT 2007

		Management	For	For

Security	PORTUGAL TELECOM SGPS SA, LISBOA	Meeting Type	Annual General Meeting
Ticker	PTC PL	Meeting Date	21-Apr-2006
ISIN/CUSIP	PTPTC0AM0009
Item	Ballot Issues	Proponent	Vote	Mgmt Rec

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM THERE WILL BE A SEC OND CALL ON 08
MAY 2006. YOUR VOTING INSTRUCTIONS WILL REMAIN
VALID FOR ALL CA LLS UNLESS THE AGENDA IS AMENDED.
PLEASE BE ALSO ADVISED THAT YOUR SHARES WILL BE
BLOCKED UNTIL THE QUORUM IS MET OR THE MEETING IS
CANCELLED. THANK YOU

Non-Voting
1.	Elect the general meeting Vice Co-Chairman in light of resignation	Management	For	For
2.	Approve the financial statements and statutory reports for the FYE 31 DEC 2005	Management	For	For
3.	Approve the consolidated financial statements and statutory reports for the FY E 31 DEC 2005	Management	For	For
4.	Approve the profit’s appropriation	Management	For	For
5.	Ratify the appointment of 1 Board Member for the completion of the 2003-2005 t erm	Management	For	For
6.	Grant discharge to the Management and the Supervisory Board	Management	For	For
7.	Authorize the share repurchase program and reissuance of repurchased shares	Management	For	For
8.	Approve the capital reduction up to EUR 33.865 million in capital through the cancellation of 33.865 million shares and amend Article 4	Management	For	For
9.	Amend the Article 13, NR 5 of the Company by Laws	Management	For	For
10.

Approve the increase in capital by EUR 338.656 million through the incorporati on of EUR 91.7 million of issuance premiums, legal reserve of EUR 121.5 millio n, and special reserve of EUR 125.4 million increase the nominal value to EUR 1.30 and Amend By law

		Management	For	For
11.	Approve reduction in capital to EUR 395 million through the reduction in nomin al value of EUR 0.35 and amend the bylaws accordingly	Management	For	For
12.	Approve the terms and conditions of a possible convertible debenture issuance	Management	For	For

13.	Approve to eliminate preemptive rights pursuant to the possible convertible de benture issuance	Management	For	For
14.	Grant Authority for the issuance of bonds and other securities	Management	For	For
15.	Approve bond repurchase and reissuance	Management	For	For
16.	Elect the Corporate Bodies for the 2006-2008 term	Management	For	For
	PLEASE NOTE THAT 500 SHARES CARRY 1 VOTE. THANK YOU.	Non-Voting

Security	ABN AMRO HOLDING NV	Meeting Type	Ordinary General Meeting
Ticker	AAB JX	Meeting Date	27-Apr-2006
ISIN/CUSIP	NL0000301109
Item	Ballot Issues	Proponent	Vote	Mgmt Rec
1.	Adopt the minutes of the AGM and EGM held in 2005	Non-Voting
2.	Receive report of the Managing Board for the year 2005	Non-Voting
3.a	Adopt the 2005 financial statements	Management	For	For
3.b	Adopt the proposed 2005 dividend	Management	For	For
3.c	Grant discharge to the Members of the Managing Board in respect of their 2005 Management	Management	For	For
3.d	Grant discharge to the Members of the Supervisory Board in respect of their 20 05 supervision	Management	For	For
4.	Adopt the Managing Board Compensation Policy	Management	For	For
5.	Approve the proposed changes to the remuneration of the Supervisory Board Memb ers	Management	For	For
6.	Approve the Corporate Governance	Management	For	For
7.a	Appoint Mr. G.J. Kramer as a Member of the Supervisory Board	Management	For	For
7.b	Appoint Mr. G. Randa as a Member of the Supervisory Board	Management	For	For
7.c	Re-appoint Mr. A.C. Martinez as a Member of the Supervisory Board	Management	For	For
8.	Authorize the Managing Board, subject to approval of the Supervisory Board, to have the Company acquire shares	Management	For	For
9.a	Authorize the Managing Board to issue ordinary shares for a period of 18 month s, starting 28 APR 2005	Management	For	For
9.b	Authorize the Managing Board to exclude or restrict shareholders’ pre-emptive rights	Management	For	For
10.	Transact any other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

Non-Voting

PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING
AT THIS GENERAL MEETING ARE RE LAXED. BLOCKING
PERIOD ENDS ONE DAY AFTER THE REGISTRATION DATE
SET ON 20 APR 2006. SHARES CAN BE TRADED
THEREAFTER. THANK YOU.

Non-Voting

Security	IMERYS, PARIS	Meeting Type	Ordinary General Meeting
Ticker	NK FP	Meeting Date	02-May-2006
ISIN/CUSIP	FR0000120859
Item	Ballot Issues	Proponent	Vote	For/Against Management

A Verification Period exists in France. Please see
http://ics.adp.com/marketg uide for complete information.
Verification Period: Registered Shares: 1 to 5 days prior to the meeting date, depends on company’s by-laws. Bearer Shares : 6 days prior to the meeting date. French Resident Shareowners
must comple te, sign and forward the Proxy Card directly to the sub custodian. Please con tact your Client Service
Representative to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowner
s: Proxy Cards: ADP will forward voting instructions to the
Global Custo dians that have become Registered Intermediaries, on ADP Vote Deadline Date. In capacity as Registered
Intermediary, the Global Custodian will sign the Pro xy Card and forward to the local custodian. If you are unsure whether your Glo bal Custodian acts as Registered Intermediary, please contact
ADP. Trades/V ote Instructions: Since France maintains a
Verification Period, for vote inst ructions submitted that have a trade transacted (sell) for either the full sec urity position or a partial amount after the vote instruction has been submitt ed to
ADP and the Global Custodian advises ADP of the position
change via the account position collection process, ADP has a process in effect which will ad vise the Global Custodian of the new account position available for voting. Th is will ensure that the local custodian is instructed to amend the vote instru ction and release the shares for settlement of the sale transaction. This pro cedure pertains to sale transactions with a settlement date prior to
Meeting D ate + 1

Non-Voting
1.	Receive the report of the Board of Directors and the Auditors’ general report, the Company’s financial statements and the balance sheet for the YE 31 DEC 20 05	Management	For	For

2.	Approve the reports of the Board of Directors and the Statutory Auditors, the consolidated financial statements for the said FY, in the form presented to th e meeting	Management	For	For
3.	Approve the special report of the Auditors on agreements governed by Articles L.225-38 and L.225-42 of the French Commercial Code, said report and the agree ments referred to therein	Management	For	For
4.

Approve the recommendations of the Board of Directors and
resolves that the in come for the FY be appropriated as follows:
income for the FY: EUR 99,995,690. 04 retained earnings: EUR
425,112,563.33 distributable total amount: EUR 525,1 08,253.37 total dividend: EUR (-)104,497,577.25 the shareholders will
receive a net dividend of EUR 1.65 per share, to each of the
63,331,865 shares, and wi ll entitle to the 50 allowance provided by the French Tax Code; this dividend will be paid on may 17,
2006, allocation of the balance to: retained earnings: EUR
420,610,676,12 as required by law

		Management	For	For
5.	Approve to renew the ppointment of Mr. Jacques Drijard as a Director, until th e shareholders’ meeting called in 2009 to approve the financial statements for the FY	Management	For	For
6.	Approve to renew the ppointment of Mr. Jocelyn Lefebvre as a Director, until t he shareholders’ meeting called in 2009 to approve the financial statements fo r the FY	Management	For	For
7.	Approve to renew the ppointment of Mr. Eric Le Moyne De Serigny as a Director, until the shareholders’ meeting called in 2009 to approve the financial state ments for the FY	Management	For	For
8.	Appoint Mr. Gilbert Milan as a Director, to replace Mr. Patrick Kron, until th e shareholders’ meeting called in 2009 to approve the financial statements for the FY	Management	For	For
9.

Authorize the Board of Directors to buy back the Company’s
shares on the open market, subject to the conditions described below: maximum purchase price: EUR 110.00, minimum sale
price: EUR 40.00, maximum number of shares to be acquire d:
10% of the share capital, i.e. 6,397,186 shares, maximum funds invested in the share buybacks: EUR 703,700,000.00; and
authorize the Board of Directors t o take all necessary measures and accomplish all necessary formalities; Autho rity expires at the end of 18-months

		Management	For	For
10.	Grant full powers to the bearer of an original, a copy or extract of the minut es of this meeting to carry out all filings, publications and other formalitie s prescribed by law	Management	For	For

Security	CRH PLC	Meeting Type	Annual General Meeting
Ticker	CRH ID	Meeting Date	03-May-2006
ISIN/CUSIP	IE0001827041
Item	Ballot Issues	Proponent	Vote	For/Against Management

1.	Approve the Company’s financial statements and the reports of the Directors an d the Auditors for the YE 31 DEC 2005	Management	For	For
2.	Declare a dividend on the ordinary shares	Management	For	For
3.1	Re-elect Mr. D. W. Doyle as a Director in accordance with the Article 103	Management	For	For
3.2	Re-elect Mr. J. M. de Jong as a Director in accordance with the Article 103	Management	For	For
3.3	Re-elect Mr. D. M. Kennedy as a Director in accordance with the Article 103	Management	For	For
3.4	Re-elect Mr. M. Lee as a Director in accordance with the Article 103	Management	For	For
4.	Authorize the Directors to fix the remuneration of the Auditors	Management	For	For
5.

Authorize the Directors, in accordance with the powers, provision and limitati ons of Articles 11(d) of the Articles of Association of
the Company, to allot relevant securities up to an aggregate nominal amount equal to the authorized but as yet unissued share capital of the Company; Authority expires at the en d of 5 years

		Management	For	For
S.6

Authorize the Directors, in accordance with the powers, provision and limitati ons of Articles 11(e) of the Articles of Association of
the Company, to allot equity securities for cash and in respect of sub-paragraph (iii) thereof up to an aggregate nominal value of
EUR 9,119,000; Authority expires at the earlie r of the conclusion of the AGM in 2007 or 02 AUG 2007

		Management	For	For
S.7

Authorize the Company to purchase ordinary shares on the
market Section 212 o f the Companies Act, 1990 , in the manner provided for in the Article 8A of th e Articles of Association of the
Company, up to a maximum of 10% of the ordina ry shares in
issue at the date of the passing of this resolution; Authority e xpires at the earlier of the conclusion of the AGM in 2007 or 02
AUG 2007

		Management	For	For
S.8

Authorize the Company to re-issue treasury shares Section 209 of the Companie s Act, 1990 in the manner provided for in
Articles 8B of the Articles of Asso ciation of the Company;
Authority expires earlier of the conclusion AGM in 20 07 or 02
AUG 2007

		Management	For	For
9.

Approve the establishment by the Company of the CRH 2006
Performance Share Pla n, the principal features as specified;
authorize the Directors to take all su ch actions or steps as may be necessary to implement or give effect to the Pla n; to establish further plans based on the CRH 2006 Performance Share Plan
but modified to take account of local tax, exchange control or securities law in overseas territories, provided that such further plans shall count against any limits on individual participation under the Plan

		Management	For	For

Security	CONTINENTAL AG, HANNOVER	Meeting Type	Annual General Meeting
Ticker	CON GR	Meeting Date	05-May-2006
ISIN/CUSIP	DE0005439004
Item	Ballot Issues	Proponent	Vote	For/Against Management
1.	Receive the financial statements and the annual report for the FY 2005 with th e report of the Supervisory Board, the Group financial statements and the Grou p annual report	Non-Voting
2.

Approve the appropriation of the distributable profit of EUR
146,360,820.74 as follows: payment of a dividend of EUR 1 per no-par share, EUR 496,111.74 shal l be carried forward, ex-
dividend and payable date 08 MAY 2006

		Management	For	For
3.	Ratify the acts of the Board of Managing Directors	Management	For	For
4.	Ratify the acts of the Supervisory Board	Management	For	For
5.	Appoint KPMG Deutsche Treuhand-Gesellschaft AG, Hanover as the Auditors for th e FY 2006	Management	For	For
6.

Authorize the Company to acquire own shares of up to EUR
37,341,363.20, at a p rice differing neither more than 10% from the market price of the shares if th ey are acquired through the stock exchange, nor more than 20% if the shares ar e acquired by way of a repurchase offer, on or before 04 NOV 2007; and authori ze the Board of Managing Directors to dispose the shares in a manner other tha n the stock exchange or an offer to all
shareholders if the shares sold at a p rice not materially below their market price, to offer shares of up to EUR 37, 341,363.20 to
3rd parties in connection with mergers and acquisitions, to floa t the shares on foreign stock exchanges, to use the shares within the scope of the Company’s 1999 and 2004 Stock Option Plans or for satisfying existing con version or option rights and to retire the shares

		Management	For	For
7.1	Elect Mr. Christian Streiff as a Supervisory Board	Management	For	For
7.2	Elect Mr. Walter Flecken as a Supervisory Board	Management	For	For
7.3	Elect Mr. Dirk Dreiskaemper as a Supervisory Board	Management	For	For

8.

Approve to revocate the existing authorized capital 2001 and
2002, the creatio n of new authorized capital, and the
corresponding amendment to the Articles o f Association and
authorize the Board of Managing Directors, with the consent of the
Supervisory Board, to increase the Company’s share capital by up to EUR 186,700,000 through the issue of new shares against
payment in cash and/or ki nd, on or before 04 MAY 2011
authorized capital 2006 ; and shareholders shall be granted
subscription rights except for residual amounts, for the granting o f such rights to other bondholders, for a capital increase of up to
EUR 37,341 ,363.20 if the new shares are issued at a price not materially below the marke t price of identical shares, and for a capital increase against payment in kin d in connection with acquisitions

	Management	For	For
9.

Grant authority to issue the convertibles or warrant bonds, the revocation of the existing contingent capital, the authorization to issue convertibles and/o r warrant bonds, the creation of new contingent capital, and amend the corresp onding Articles of
Association: a) the existing contingent capital as per Sect ions
4(2) and (3) of the Articles of Association; b) the authorization of the shareholders meeting of 23 MAY 2001 to issue bonds of up to
EUR 1,500,000,000 be reduced by EUR 1,100,000,000; c) the
contingent capital of EUR 140,000,000 as per Section 6(1) the
Articles of Association be reduced to EUR 31,900,000; d)

	Management	For	For

authorize the Board of Managing Directors, with the consent of the
Supervis ory Board, to issue bonds of up to EUR 6,000,000,000, having a term of up to 2 0 years and conferring convertible and/or option rights for new shares of the Company, on or before 04 MAY
2011; Shareholders be granted indirect subscripti on rights except for the issue of bonds conferring convertible and/or option r ights for shares of the Company of up to EUR 37,341,363.20 if such bonds are i ssued at a price not materially below their theoretical market value, for resi dual amounts, and for the granting of such rights to other bondholders; e) the Company’s share capital shall be increased accordingly by up to EUR 149,000,0 00 through the issue of new shares, insofar as convertible and/or option right s are exercised

10.

Amend the Articles of Association in connection with the Law of
Company Integr ity and the Modernization of the Right to Set
Aside Resolutions UMAG as foll ows: Section 17(1), regarding shareholders meetings being convened at least 30 days before the shareholder deadline for registering to attend the meeting, S ection 18(1) and (2), regarding the deadline for registering to attend the sha reholders meeting being the 7th day prior to the meeting date and registration including proof of shareholding as per the 21st day prior to the meeting date , Section 18(3) deletion

	Management	For	For

11.

Amend the Articles of Association in connection with the Law of
Company Integr ity and the Modernization of the Right to Set
Aside Resolutions UMAG as foll ows: Section 19(3) 2, regarding the chairman of the shareholders meeting being authorized to limit the time for questions and answers at shareholders meetin gs

		Management	For	For
12.	Amend the Articles of Association Section 5(3) and (4) deletion, Section 5(2), regarding the shareholders right to certification of their shares being exclu ded	Management	For	For

Security	CHRISTIAN DIOR SA, PARIS	Meeting Type	ExtraOrdinary General Meeting
Ticker	CDI FP	Meeting Date	11-May-2006
ISIN/CUSIP	FR0000130403
Item	Ballot Issues	Proponent	Vote	For/Against Management
PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU		Non-Voting

A Verification Period exists in France. Please see
http://ics.adp.com/marketgu ide for complete information.
Verification Period: Registered Shares: 1 to 5 days prior to the meeting date, depends on the Company’s By-laws. Bearer Sha
res: 6 days prior to the meeting date. French Resident
Shareowners must compl ete, sign and forward the Proxy Card
directly to the sub custodian. Please con tact your Client Service
Representative to obtain the necessary card, account details and directions. The following applies to Non-Resident Shareowners:
Proxy Cards: ADP will forward voting instructions to the Global
Custodians t hat have become Registered Intermediaries, on ADP
Vote Deadline Date. In capac ity as Registered Intermediary, the
Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Cust odian acts as Registered Intermediary, please contact ADP. Trades/Vote
Instru ctions: Since France maintains a Verification Period, for vote instructions su bmitted that have a trade transacted (sell) for either the full security posit ion or a partial amount after the vote instruction has been submitted to ADP a nd the Global Custodian advises ADP of the position change via the account pos ition collection process, ADP has a process in effect which will advise the Gl obal Custodian of the new account position available for voting. This will ens ure that the local custodian is instructed to amend the vote instruction and r elease the shares for settlement of the sale transaction. This procedure perta ins to sale
transactions with a settlement date prior to Meeting Date + 1

Non-Voting

O.1	Acknowledge the reports of the Board of Directors and the Statutory Auditors, approve the consolidated financial statements for the FYE 31 DEC 2005	Management	For	For
O.2

Acknowledge the report of the Board of Directors and the Auditors’
general rep ort, approve the Company’s financial statements and the balance sheet for the YE 31 DEC 2005; grant permanent
discharge to the Board of Directors for the pe rformance of their duties during the said FY

		Management	For	For
O.3	Receive the special report of the Auditors on agreements governed by Article L .225-38 of the French Commercial Code, and approve said report and the agreeme nts referred to therein	Management	For	For
O.4

Approve the recommendations of the Board of Directors and
resolve that the inc ome for the FY be appropriated as follows:
income: EUR 166,439,324.94, retaine d earnings: EUR
82,631,900.97 thus a distributable income of: EUR 249,071,225.
91, allocation of the income: dividend of EUR 1.16 per share: EUR
210,803,375. 68, the balance to retained earnings: EUR
38,267,850.23 total: EUR 249,071,225 .91; the shareholders’
meeting reminds that an interim dividend of EUR 0.32 wa s
already paid on 02 DEC 2005; the remaining dividend of EUR
0.84 will be paid on 18 MAY 2006, and will entitle natural persons to the 40% allowance

		Management	For	For
O.5	Approve to renew the appointment of Mr. Antoine Bernheim as a Director for a 3 -year period	Management	For	For
O.6	Approve to renew the appointment of Mr. Eric Guerlain as a Director for a 3-ye ar period	Management	For	For
O.7	Approve to renew the appointment of Mr. Denis Dalibot as a Director for a 3-ye ar period	Management	For	For
O.8	Approve to renew the appointment of Mr. Christian De Labriffe as a Director fo r a 3-year period	Management	For	For
O.9	Appoint Mr. Jaime De Marichalar Ysaenz De Tejada as a Director for a 3-year pe riod	Management	For	For
O.10	Appoint Mr. Alessandro Vallarino Gancia as a Director for a 3-year period	Management	For	For
O.11	Approve to award total annual fees of EUR 104,830.00 to the Board of Directors	Management	For	For
O.12

Authorize the Board of Directors, in supersession to the authority granted by the shareholders’ meeting of 12 MAY 2005, to buy
back the Company’s shares on the open market, subject to the conditions described below: maximum purchase p rice: EUR
110.00, maximum number of shares to be acquired: 0.5% of the share c apital, i.e. 908,635 shares, maximum funds invested in the share buybacks: EUR 100,000,000.00; Authority expires at the end of 18 months ; to take all nece ssary measures and
accomplish all necessary formalities

		Management	For	For

E.13

Authorize the Board of Directors, in supersession to the authority granted by the shareholders’ meeting of 12 MAY 2005, to reduce the share capital, on one or more occasions, by canceling the shares held by the Company, up to a maximu m of 10% of the
share capital over a 24-month period; Authority expires at th e end of 18 months ; to take all necessary measures and
accomplish all necessa ry formalities

		Management	For	For
E.14

Authorize the Board of Directors, in supersession to the authority granted by the shareholders’ meeting of 14 MAY 2001, to grant, in one or more transaction s, with waiver to the preferential
subscription right, to the benefit of the e mployees and Managers of the Company or related Companies, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Compa ny, it being provided that the options shall not give rights to a total number of shares, which shall exceed 3% of the share capital; Authority expires at the end of 38 months ; to take all necessary measures and accomplish all neces sary formalities

		Management	For	For
E.15

Amend the statutory provisions regarding: the change of share capital, the cal ling and deliberations of the Board of Directors, the age limit of the Directo rs, President of the Board of Directors,
Managing Director and Delegate Managi ng Director, the quorum of the ordinary and extraordinary shareholders meetin gs;
acknowledge the amendments to the Bylaws in its Articles 7, 9,
11, 12, 15, 18, 20, 22, 27 AND 30 and decide to replace, from now on, said modified Bylaw s to those currently in force

		Management	For	For

Security	LLOYDS TSB GROUP PLC	Meeting Type	Annual General Meeting
Ticker	LLOY LN	Meeting Date	11-May-2006
ISIN/CUSIP	GB0008706128
Item	Ballot Issues	Proponent	Vote	For/Against Management
1.	Receive the financial statements and statutory reports	Management	For	For
2.	Approve the Directors’ remuneration report	Management	For	For
3.a	Elect Sir Victor Blank as a Director	Management	For	For
3.b	Elect Ms. Terri A. Dial as a Director	Management	For	For
3.c	Elect Mr. J. P. Du Plessis as a Director	Management	For	For
3.d	Elect Lord Leitch as a Director	Management	For	For
4.	Re-elect Mr. A. G. Kane as a Director	Management	For	For
5.	Re-appoint PricewaterhouseCooper LLP as the Auditors of the Company	Management	For	For

6.	Authorize Board to fix the remuneration of the Auditors	Management	For	For
7.	Authorize the Directors to issue equity or equity-linked securities with pre-e mptive rights up to aggregate nominal amount of GBP 370,781,731, USD 40,000,00 0, EUR 40,000,000 and JPY 1,250,000,000	Management	For	For
8.	Authorize the Directors to issue equity or equity-linked securities without pr e-emptive rights up to aggregate nominal amount of GBP 71,023,408	Management	For	For
9.	Authorize the Company to purchase ordianary shares 568,000,000	Management	For	For
10.	Approve Lloyds TSB Long Term Incentive Plan 2006	Management	For	For
11.a	Authoriize to make EU political organisation donations up to GBP 10,000 and In cur EU political expenditure up to GBP 10,000	Management	Against	Against
11.b	Authoriize Lloyds TSB Bank Plc to make EU political organisation donations up to GBP 100,000 and Incur EU political expenditure up to GBP 100,000	Management	Against	Against
11.c	Authoriize Lloyds TSB Scotland Plc to make EU political organisation donations up to GBP 40,000 and Incur EU political expenditure up to GBP 40,000	Management	Against	Against
11.D	Authoriize Scottish Widows Plc to make EU political organisation donations up to GBP 30,000 and Incur EU political expenditure up to GBP 30,000	Management	Against	Against
11.e	Authoriize Cheltenham Gloucester Plc to make EU political organisation donatio ns up to GBP 10,000 and Incur EU political expenditure up to GBP 10,000	Management	Against	Against
11.f	Authoriize Lloyds TSB Asset Finance Division Limited to make EU political orga nisation donations up to GBP 10,000 and Incur EU political expenditure up to G BP 10,000	Management	Against	Against
12.	Amend the Memorandum and Articles of Association	Management	For	For
13.	Approve to increase in remuneration of Non-Executive Directors to GBP 750,000	Management	For	For

Security	PEUGEOT SA, PARIS	Meeting Type	MIX
Ticker	UG FP	Meeting Date	24-May-2006
ISIN/CUSIP	FR0000121501
Item	Ballot Issues	Proponent	Vote	For/Against Management

Verification Period: Registered Shares: 1 to 5 days prior to the meeting date , depends on company’s by-laws. Bearer Shares: 6 days prior to the meeting da te. French Resident Shareowners must complete, sign and forward the Proxy C ard directly to the sub custodian. Please contact your Client Service Represe
ntative to obtain the necessary card, account details and
directions. Th e following applies to Non-Resident
Shareowners: Proxy Cards: ADP will f orward voting
instructions to the Global Custodians that have become Registere
d Intermediaries, on ADP Vote Deadline Date. In capacity as
Registered Interm ediary, the Global Custodian will sign the Proxy
Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact ADP. Trades/Vote Instructions: Since France maintains a Verification Period, for vote instructions submitted that have a t rade transacted (sell) for either the full security position or a partial amou nt after the vote instruction has been submitted to ADP and the Global Custodi an advises ADP of the position change via the account position collection proc ess, ADP has a process in effect which will advise the Global Custodian of the new account position available for voting. This will ensure that the local cu stodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction. This procedure pertains to sale transact ions with a settlement date prior to Meeting Date + 1

Non-Voting
A.1

Receive the annual financial statements, the report of the
Managing Board, the report of the Supervisory Board and the
Auditors’ report on the annual finan cial statements, the report of the Managing Board

		Management	For	For
A.2

Receive the consolidated financial statements, the report of the
Managing Boar d, and the Auditors Report on the consolidated financial statements, the conso lidated financial statements for the
YE 31 DEC 2005, as presented

		Management	For	For
A.3

Approve the distributable income, representing net income for the year of EUR 904,989,652.92 plus retained earnings brought
forward from the prior year in a n amount of EUR 597,606,604.94, totals EUR: 1,502,596,257.86; and appropriate distributable
income as follows: the payment of a dividend: EUR
316,734,659.10 , other reserves: EUR 500,000,000.00, and un-
appropriated retained earnings: EUR: 685,861,598.76; the
dividend of EUR 1.35 per share, of which the entire a mount is eligible for the 40% tax relief stipulated in Article 158, 3-2 to 4 o f the General Tax Code for eligible stockholders, will be paid as from 31 MAY 2006

		Management	For	For
A.4	Receive the Auditors’ report on agreements with Companies that have common Dir ectors, and the transactions referred to therein	Management	For	For
A.5

Re-elect Mr. Ernest-Antoine Seilli re as the Member of the
Supervisory Board f or a six-year term ending at the annual
stockholders’ meeting to be called in 2012 to approve the
accounts for the YE 31 DEC 2011

		Management	For	For

A.6

Re-elects Mr. Joseph Frederick Toot, Jr. as the Member of the
Supervisory Boar d for a six-year term ending at the annual
stockholders’ meeting to be called in 2012 to approve the
accounts for the YE 31 DEC 2011

	Management	For	For
A.7

Elect Mr. Jean-Louis Silvant as the Member of the Supervisory
Board for a six- year term ending at the annual stockholders’
meeting to be called in 2012 to a pprove the accounts for the YE
31 DEC 2011, to replace Mr. Francois Michelin, whose term ends at this Annual Meeting

	Management	For	For
A.8

Receive the report of the Managing Board, and authorize the
Managing Board to buy back the Company’s shares on the stock market in order to reduce the Compa ny’s issued capital, or for attribution on exercise of stock options granted t o employees,
Executives or Officers of the Company or any related entity, or f or attribution on redemption, conversion, exchange or exercise of share equiva lents; the shares may be purchased by any
appropriate means and at any time, o n- or off-market, including through the use of put options and any and all oth er derivatives traded on a regulated market or over-the-counter; the maximum p urchase price is set at EUR 65 per share; if any shares acquired under this au thorization are attributed on exercise of stock options, as provided for in Ar ticles L. 225-179 Et Seq. of the
French Commercial Code, the price at which th e shares are
attributed to option holders will be determined in accordance wit h the applicable legal provisions; the Managing Board may acquire up to a maxi mum of 23,000,000 issued shares outstanding under this authorization, Authori ty is granted for a period of 18 months from 24 MAY 2006, and replaces with im mediate effect the
previous authorization granted by the Annual Meeting held o n 25
MAY 2005

	Management	For	For
E.9

Receive the report of the Managing Board and the report of the
Supervisory Boa rd, and authorize the Managing Board to grant, on one or several occasions, em ployees, Executives or Officers of the Company, its subsidiaries or any relate d entity options to purchase existing shares of Peugeot S.A. stock that the Co mpany holds in treasury following their purchase on the open market; the
Manag ing Board will use the authorization as provided for by
Law, in particular as concerns the price of the shares to be purchased upon exercise of the options; the number of shares to be issued upon exercise of the options may not exceed 2,000,000;
the option exercise period may not exceed 8 years; and to act on t his authorization, and in particular to set the maximum number of options that may be granted to a single grantee, determine the terms and conditions of sai d grant and make the necessary
adjustments in the event of corporate actions u ndertaken after the date of grant; Authority expires on 31 AUG 2007

	Management	For	For

Security	COMPAGNIE DE SAINT-GOBAIN SA, PARIS-LA DEFENSE	Meeting Type	Annual General Meeting
Ticker	SGO FP	Meeting Date	08-Jun-2006
ISIN/CUSIP	FR0000125007
Item	Ballot Issues	Proponent	Vote	For/Against Management

Verification Period: Registered Shares: 1 to 5 days prior to the meeting date , depends on company’s by-laws. Bearer Shares: 6 days prior to the meeting da te. French Resident Shareowners must complete, sign and forward the Proxy C ard directly to the sub custodian. Please contact your Client Service Represe
ntative to obtain the necessary card, account details and
directions. Th e following applies to Non-Resident
Shareowners: Proxy Cards: ADP will f orward voting
instructions to the Global Custodians that have become Registere
d Intermediaries, on ADP Vote Deadline Date. In capacity as
Registered Interm ediary, the Global Custodian will sign the Proxy
Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact ADP. Trades/Vote Instructions: Since France maintains a Verification Period, for vote instructions submitted that have a t rade transacted (sell) for either the full security position or a partial amou nt after the vote instruction has been submitted to ADP and the Global Custodi an advises ADP of the position change via the account position collection proc ess, ADP has a process in effect which will advise the Global Custodian of the new account position available for voting. This will ensure that the local cu stodian is instructed to amend the vote instruction and release the shares for settlement of the sale transaction. This procedure pertains to sale transact ions with a settlement date prior to Meeting Date + 1

Non-Voting
	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE MEETING DATE. IF YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

Non-Voting
O.1	Receive the reports of the Board of Directors and the Auditors and approve the Company’s financial statements and the balance sheet for the YE 31 DEC 2005, as presented	Management	For	For
O.2	Receive the reports of the Board of Directors and the Statutory Auditors and a pprove the consolidated financial statements for the said FY, in the form pres ented to the meeting	Management	For	For

O.3

Acknowledge the net income for the FY is of EUR 525,129,870.16 and the prior r etained earnings, on 31 DEC 2005, are of EUR
1,276,092,914.17, represent a tot al of EUR 1,801,222,784.33 and approve the recommendation of the Board of Dire ctors and
resolves: (-) to carry forward: EUR 1,341,593,472.89 (-) to
withdraw to pay to the shareholders: EUR 67,592,545.80 as a first dividend, EUR 392,03 6,765.64 as an additional dividend, i.e. a total of EUR 459,629,311.44. the sh areholders will receive a net dividend of EUR 1.36 per share, and will entitle to the 40%
allowance provided by the French Tax Code, this dividend will be
p aid on 22 JUN 2006, as required by Law

		Management	For	For
O.4	Receive the special report of the Auditors on agreements governed by Article L .225-40 of the French Commercial Code and approve said report and the agreemen ts referred to therein	Management	For	For
O.5

Authorize the Board of Directors: to buy back the Company’s
shares on the open market, subject to the conditions described below: maximum purchase price: EU R 75.00 minimum sale price:
EUR 23.00. maximum number of shares to be acquired : 10% of
the share capital; the number of shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 5% of it s capital, maximum funds invested in the share buybacks: EUR 2,589,422,025.00,
corresponding to the 34,525,627 shares purchased at the price of
EUR 75.00 i nformation valid on 01APR 2006 ; Authority is given for an 18-month period ; and to take all necessary measures and accomplish all necessary formalities. t his authorization
supersedes, for the part unused and the non past period, the authorization granted by the combined shareholders’ meeting of
09 Jun 2005 in its resolution Number 5

		Management	For	For
O.6	Appoint Mr. Pierre-Andre De Chalendar as a Director, to replace Mr. Daniel Be rnard for a 4-year period	Management	For	For
O.7	Approve to renew the appointment of the Cabinet KPGM Audit, Department of KPMG S.A., as the Statutory Auditor for a 6-year period	Management	For	For
O.8	Approve to renew the appointment of Mr. Jean-Paul Vellutini as the Deputy Audi tor for a 6-year period	Management	For	For
O.9	Approve to award total annual fees of EUR 800,000.00 to the Directors	Management	For	For
E.10

Authorize the Board of Directors: to decide on the issuance of warrants giving the right to subscribe, with preferential terms and conditions, for shares in the Company Saint-Gobain and their allotment for free to all of the Company’s shareholders, before the end of the period of public offer; the nominal maxim um amount of the capital increase which can result from the exercise of the wa rrants shall not exceed EUR 680,000,000.00,the maximum
number of equity warran ts which can be issued shall not exceed a number equal to the number of shares comprISIN/Cusipg the share capital during the issuance of the warrants; Authority is granted for an 18-month period ; and to take all necessary measures and acc omplish all necessary formalities

		Management	For	For

E.11	Grant full powers to the bearer of a copy or an extract of the minutes of the present to carry out all filings, publications and other formalities prescribe d by law	Management	For	For

Security	KDDI CORPORATION	Meeting Type	Annual General Meeting
Ticker	9433 JP	Meeting Date	15-Jun-2006
ISIN/CUSIP	JP3496400007
Item	Ballot Issues	Proponent	Vote	For/Against Management
	Please note this announcement is being provided to inform you that the true ag enda has been released and is available for your review. (Please refer to the attached PDF files.)	Non-Voting
1.	Approve Appropriation of Profits: Term-End Dividend - Ordinary Dividend JPY 4, 500, Corporate Officers’ bonuses JPY 82,800,000 (including JPY 12,700,000 to t he Corporate Auditors)	Management	For	For
2.

Amend the Articles of Incorporation: Approve Minor Revisions
Related to the Ne w Commercial Code - Allow Disclosure of
Shareholder Meeting Materials on the I nternet, Omission of Board of Directors Resolution

		Management	For	For
3.1	Elect a Director	Management	For	For
3.2	Elect a Director	Management	For	For
3.3	Elect a Director	Management	For	For
3.4	Elect a Director	Management	For	For
3.5	Elect a Director	Management	For	For
3.6	Elect a Director	Management	For	For
3.7	Elect a Director	Management	For	For
3.8	Elect a Director	Management	For	For
3.9	Elect a Director	Management	For	For
3.10	Elect a Director	Management	For	For
3.11	Elect a Director	Management	For	For
4.1	Appoint a Corporate Auditor	Management	For	For
4.2	Appoint a Corporate Auditor	Management	For	For
5.	Approve Decision of the Revision of the Compensation using the Stock Options f or the Members of the Board	Management	For	For
6.	Approve Delegation of Decision-making on Issues Relating to the Offering of th e Equity Warrants as Stock Options Issued to Employees, Etc. to the Board of D irectors	Management	For	For

Security	REPSOL YPF SA	Meeting Type	Annual General Meeting
Ticker	REP SM	Meeting Date	15-Jun-2006
ISIN/CUSIP	ES0173516115
Item	Ballot Issues	Proponent	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE COND CALL ON 16
JUN 2006. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN V ALID FOR ALL CALLS UNLESS THE AGENDA
IS AMENDED. THANK YOU.

Non-Voting
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	Non-Voting
1.

Approve the annual financial statements balance sheet, profit and loss accoun t and the annual report and the Management report of Repsol YPF, S.A. of the consolidated annual financial
statements consolidated balance sheet, consolid ated profit and loss account and the consolidated annual report and the conso lidated Management report for FYE 31 DEC 2005, and application of its earning and of the Management by the Board of Directors during the said year

		Management	For	For
2.	Amend the Article 19 Call of the General Meeting and Article 20 Power and obligation to call of the Articles of Association	Management	For	For
3.	Amend the Article 5 Notice of call of the Regulations of the general shareho lders meeting	Management	For	For
4.1	Ratify and appoint Mrs. Paulina Beato Blanco as a Director	Management	For	For
4.2	Ratify and appoint Mr. Henri Philippe Reichstul as a Director	Management	For	For
4.3	Appoint and Ratify of other Directors	Management	For	For
5.	Appoint the Accounts Auditor of Repsol YPF, S.A. and of its consolidated Group	Management	For	For
6.

Authorize the Board of Directors, for the derivative acquisition of shares of Repsol YPF, S.A., directly or through controlled
Companies, with in a period o f 18 months from the resolution, leaving without effect the authorization gran ted by OGM held on
31 MAY 2005

		Management	For	For

7.

Authorize the Board to issue fixed rate securities, convertible or exchangeabl e by shares of the Company or exchangeable by
shares of other companies, as we ll as warants options to
subscribe new shares or to acquire preexisting share s of the
Company ; establishemnt of the criteria for the determination of the basis and methods for the conversion and/or exchange and to increase the capit al stock in the necessary amount, as well to exclude, in whole or part, the pr eemptive subscription rights of shareholders and holders of convertible debent ures or warrants over new shares; authorization of the guarantee by the Compan y of issues made by its subsidiaries of fixed rate securities
exchangeable by shares of the Company or by the shares of other companies; to leave without ef fect, in the portion not used, the
Resolution 8 of the OGM on 21 APR 2002

		Management	For	For
8.	Acknowledge the information to the general shareholders’ meeting on the amendm ents to the Regulations of the Board of Directors	Management	For	For
9.	Grant authority to supplement, develop, execute, rectify or formalize the reso lutions adopted by the general shareholders meeting	Management	For	For

Security	CENTRAL JAPAN RAILWAY CO, NAGOYA	Meeting Type	Annual General Meeting
Ticker	9022 JP	Meeting Date	23-Jun-2006
ISIN/CUSIP	JP3566800003
Item	Ballot Issues	Proponent	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2

Amend Articles to: Allow Disclosure of Shareholder Meeting
Materials on the Internet, Allow Use of Electronic Systems for
Public Notifications, Approve Minor Revisions Related to the New
Commercial Code

		Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
3.8	Appoint a Director	Management	For	For
3.9	Appoint a Director	Management	For	For
3.10	Appoint a Director	Management	For	For
3.11	Appoint a Director	Management	For	For

3.12	Appoint a Director	Management	For	For
3.13	Appoint a Director	Management	For	For
3.14	Appoint a Director	Management	For	For
3.15	Appoint a Director	Management	For	For
3.16	Appoint a Director	Management	For	For
3.17	Appoint a Director	Management	For	For
3.18	Appoint a Director	Management	For	For
3.19	Appoint a Director	Management	For	For
3.20	Appoint a Director	Management	For	For
4.1	Appoint a Corporate Auditor	Management	For	For

Security	NIPPON YUSEN KABUSHIKI KAISHA	Meeting Type	Annual General Meeting
Ticker	9101 JP	Meeting Date	28-Jun-2006
ISIN/CUSIP	JP3753000003
Item	Ballot Issues	Proponent	Vote	For/Against Management
	Please note this announcement is being provided to inform you that the true ag enda has been released and is available for your review. (Please refer to the attached PDF files.)	Non-Voting
1.	Approve Appropriation of Profits: Term-End Dividend - Ordinary Dividend JPY 9, Directors’ bonuses JPY 185,000,000	Management	For	For
2.	Amend the Articles of Incorporation: Expand Business Lines, Allow Use of Treas ury Shares for Odd-Lot Purchases, Approve Revisions Related to the New Commerc ial Code, Reduce Board Size	Management	For	For
3.1	Elect a Director	Management	For	For
3.2	Elect a Director	Management	For	For
3.3	Elect a Director	Management	For	For
3.4	Elect a Director	Management	For	For
3.5	Elect a Director	Management	For	For
3.6	Elect a Director	Management	For	For
3.7	Elect a Director	Management	For	For
3.8	Elect a Director	Management	For	For
4.	Appoint Accounting Auditors	Management	For	For

Security	TOKOYO ELECTRIC POWER CO INC	Meeting Type	Annual General Meeting
Ticker	9601 JP	Meeting Date	28-Jun-2006

ISIN/CUSIP	JP3585800000
Item	Ballot Issues	Proponent	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2	Amend Articles to: Allow Disclosure of Shareholder Meeting Materials on the Internet, Approve Minor Revisions Related to the New Commercial Code, Expand Business Lines	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
4.1	Appoint a Corporate Auditor	Management	For	For
5	Shareholder Proponent: Approve Alternative Appropriation of Profit Proponent	Shareholder	Against	For
6	Shareholder Proponent: Amend Articles to Prohibit Recycling of Nuclear Fuel	Shareholder	Against	For
7	Shareholder Proponent: Amend Articles to Require the Company to Respect the Kyoto Protocols on Climate Change	Shareholder	Against	For
8	Shareholder Proponent: Amend Articles to Require Company to Retire Fully Depreciated, Aging Nuclear Reactors	Shareholder	Against	For
9	Shareholder Proponent: Amend Articles to Allow Company to Engage in the Energy Conservation Business	Shareholder	Against	For
10	Shareholder Proponent: Amend Articles to Require Disclosure of Compensation Paid to Individual Senior Executives and Directors	Shareholder	Against	For

Security	IINO KAIUN KAISHA LTD	Meeting Type	Annual General Meeting
Ticker	9119 JP	Meeting Date	29-Jun-2006
ISIN/CUSIP	JP3131200002
Item	Ballot Issues	Proponent	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2

Amend Articles to: Allow Disclosure of Shareholder Meeting
Materials on the Internet, Appoint Independent Auditors , Approve
Minor Revisions Related to the New Commercial Code, Appoint
Supplementary Auditors

		Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
4.1	Appoint a Corporate Auditor	Management	For	For
4.2	Appoint a Corporate Auditor	Management	For	For

5	Appoint a Supplementary Auditor	Other	Abstain	For
6	Approve Final Payment Associated with Abolition of Retirement Benefit System for Directors and Auditors	Other	Abstain	For
7	Amend the Compensation to be Received by Directors	Management	For	For
8	Amend the Compensation to be Received by Auditors	Other	Abstain	For
9	Approve Adoption of Takeover Defense Measures	Other	Abstain	For

Security	KANSAI ELECTRIC POWER CO INC, OSAKA	Meeting Type	Annual General Meeting
Ticker	9603 JP	Meeting Date	29-Jun-2006
ISIN/CUSIP	JP3228600007
Item	Ballot Issues	Proponent	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2	Amend Articles to: Allow Disclosure of Shareholder Meeting Materials on the In ternet, Reduce Board Size, Approve Minor Revisions Related to the New Commerci al Code	Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
4	Approve Final Payment Associated with Abolition of Retirement Benefit System for Directors	Other	Abstain	For
5	Amend the Compensation to be Received by Corporate Officers	Management	For	For
6	Shareholder Proponent: Amend Articles to require company to operate based on th e CSR International Standard	Shareholder	Against	For
7	Shareholder Proponent: Amend Articles to reduce board size to 12	Shareholder	Against	For
8	Shareholder Proponent: Amend Articles to reduce number of auditors to 5 and req uire that at least one of the members be an external candidate from an environ mentally oriented NGO	Shareholder	Against	For
9

Shareholder Proponent: Amend Articles to require company to
accurately and prec isely include critical opinions in the official
Minutes of the shareholders me eting, and require the meeting
Chairman and other attending directors formally sign the Minutes, either physically or electronically

		Shareholder	Against	For
10	Shareholder Proponent: Amend Articles to require company to recognize groups pr omoting environmentally sound business practices and proactively support them	Shareholder	Against	For
11	Shareholder Proponent: Amend Articles to require company to officially declare a shift in business plans from supporting nuclear power generation to support ing renewable energy solutions	Shareholder	Against	For
12	Shareholder Proponent: Amend Articles to require establish that respecting empl oyees, consumers, and local residents rights is the highest priority of the co mpany	Shareholder	Against	For

13	Shareholder Proponent: Amend Articles to require company establish that inves tment in facilities and human resources to reinforce the Life Line Infrastruct ure is a business priority	Shareholder	Against	For
14	Shareholder Proponent: Approve Alternative Appropriation of Profits Proponent	Shareholder	Against	For
15	Shareholder Proponent: Remove Director Mori	Shareholder	Against	For
16	Shareholder Proponent: Eliminate the Retirement Allowance System for Directors and Auditors	Shareholder	Against	For
17	Shareholder Proponent: Amend Articles to prohibit any contract with or investmn et in any business related to recycling of Plutonium	Shareholder	Against	For
18	Shareholder Proponent: Amend Articles to require that the company provide engin eering, consulting, and technical services related to Earthquake Preparedness	Shareholder	Against	For
19

Shareholder Proponent: Amend Articles to reduce board size to 10 and require th at one of the directors be personally responsible for irradition issues that result from operations of the company, subsidiaries, and related providers of products and services to the company

		Shareholder	Against	For
20	Shareholder Proponent: Amend Articles to require that one Director be responsib le for Mihama Plant safety and victim aid, and to ensure that such an accident does not occur again	Shareholder	Against	For
21

Shareholder Proponent: Amend Articles to require appointment of a
Director resp onsible for nonproliferation of the company`s
plutonium and to work towards th e company no longer handling or using plutonium

		Shareholder	Against	For

Security	MEIJI DAIRIES CORP	Meeting Type	Annual General Meeting
Ticker	2261 JP	Meeting Date	29-Jun-2006
ISIN/CUSIP	JP3917800009
Item	Ballot Issues	Proponent	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2	Amend Articles to: Allow Disclosure of Shareholder Meeting Materials on the Internet, Approve Minor Revisions Related to the New Commercial Code	Management	For	For
3	Appoint 1 Supplementary Auditor	Other	Abstain	For

Security	MARUICHI STEEL TUBE LTD	Meeting Type	Annual General Meeting
Ticker	6163 JP	Meeting Date	29-Jun-2006

ISIN/CUSIP	JP3871200006
Item	Ballot Issues	Proponent	Vote	For/Against Management
1	Approve Appropriation of Profits	Management	For	For
2

Amend Articles to: Adopt Reduction of Liability System for
Outside Auditors, Allow Disclosure of Shareholder Meeting
Materials on the Internet, Approve Minor Revisions Related to the
New Commercial Code, Clarify the Rights and Responsibilities of
Directors and Internal Auditors

		Management	For	For
3.1	Appoint a Director	Management	For	For
3.2	Appoint a Director	Management	For	For
3.3	Appoint a Director	Management	For	For
3.4	Appoint a Director	Management	For	For
3.5	Appoint a Director	Management	For	For
3.6	Appoint a Director	Management	For	For
3.7	Appoint a Director	Management	For	For
4	Amend the Compensation to be Received by Corporate Directors	Management	For	For
5	Authorize Use of Stock Options	Other	Abstain	For
6	Adopt Anti-Takeover Defense Measures	Other	Abstain	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L.Umphrey, President and Chief Executive Officer

Date: August 7, 2006